Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio
September 30, 2021
VIPFLI-I-NPRT3-1121
1.822343.116
Domestic Equity Funds - 6.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,697	142,470
VIP Equity-Income Portfolio Investor Class (a)	5,593	148,883
VIP Growth & Income Portfolio Investor Class (a)	6,724	169,705
VIP Growth Portfolio Investor Class (a)	1,424	146,314
VIP Mid Cap Portfolio Investor Class (a)	929	41,224
VIP Value Portfolio Investor Class (a)	5,745	109,098
VIP Value Strategies Portfolio Investor Class (a)	3,254	53,208
TOTAL DOMESTIC EQUITY FUNDS (Cost $467,292)		810,902

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	58,570	810,607
VIP Overseas Portfolio Investor Class (a)	28,236	812,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,149,165)		1,623,241

Bond Funds - 58.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	135,315	1,546,655
Fidelity International Bond Index Fund (a)	7,108	71,289
Fidelity Long-Term Treasury Bond Index Fund (a)	22,583	327,222
VIP High Income Portfolio Investor Class (a)	43,702	237,302
VIP Investment Grade Bond Portfolio Investor Class (a)	345,268	4,737,078
TOTAL BOND FUNDS (Cost $6,247,737)		6,919,546

Short-Term Funds - 21.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,526,067)	2,526,067	2,526,067

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,390,261)	11,879,756
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	11,879,755

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,508,624	161,739	174,337	54	10,334	40,295	1,546,655
Fidelity International Bond Index Fund	-	71,956	275	-	-	(392)	71,289
Fidelity Long-Term Treasury Bond Index Fund	289,244	136,573	74,391	6,266	(4,317)	(19,887)	327,222
VIP Contrafund Portfolio Investor Class	151,975	24,058	48,357	7,354	9,053	5,741	142,470
VIP Emerging Markets Portfolio Investor Class	988,235	165,511	307,091	38,537	52,715	(88,763)	810,607
VIP Equity-Income Portfolio Investor Class	160,339	25,349	54,970	5,398	8,050	10,115	148,883
VIP Government Money Market Portfolio Investor Class 0.01%	2,848,387	114,887	437,207	203	-	-	2,526,067
VIP Growth & Income Portfolio Investor Class	182,701	27,368	63,336	5,620	11,064	11,908	169,705
VIP Growth Portfolio Investor Class	154,851	34,696	44,142	18,674	4,858	(3,949)	146,314
VIP High Income Portfolio Investor Class	250,467	5,257	25,701	2,071	17	7,262	237,302
VIP Investment Grade Bond Portfolio Investor Class	5,142,034	262,650	555,654	75,386	240	(112,192)	4,737,078
VIP Mid Cap Portfolio Investor Class	44,288	3,584	13,072	171	3,452	2,972	41,224
VIP Overseas Portfolio Investor Class	657,511	229,159	130,761	19,959	14,218	42,507	812,634
VIP Value Portfolio Investor Class	117,395	13,770	43,171	282	9,818	11,286	109,098
VIP Value Strategies Portfolio Investor Class	57,401	5,502	21,113	92	4,811	6,607	53,208
	12,553,452	1,282,059	1,993,578	180,067	124,313	(86,490)	11,879,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.